Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property and Equipment Abstract
Property, Plant and Equipment [Table Text Block]
	September 30,	December 31,
	2012	2011
Oil and gas properties under the full cost method:
Subject to amortization	$716,360	$496,667
Not subject to amortization:
Incurred in 2012	146,777	-
Incurred in 2011	114,274	138,912
Incurred in 2010	44,095	47,208
Incurred prior to 2010	54,432	72,214
	1,075,938	755,001
Computers, furniture and fixtures	8,744	6,421
Total property and equipment	1,084,682	761,422

Accumulated depreciation, depletion and amortization	(248,313)	(212,226)

Net property and equipment	$836,369	$549,196